ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities, Current [Abstract]
Accrued expenses	$ 40,649	$ 36,154
Government authorities	26,008	17,584
Hedging transaction liability	1,961	696
Uncertain tax positions	1,811	2,030
Total accrued expenses and other current liabilities	$ 70,429	$ 56,464